Stock Plans, Share-Based Payments and Warrants - Schedule of Fair Value Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Price Volatility	122.80%	129.80%	129.80%
Risk-Free Interest Rates	1.55%	1.86%	1.36%
Expected Life (in years)	6 years 1 month 24 days	5 years 10 months 2 days	5 years 10 months 28 days
Expected Dividend Yield	0.00%	0.00%	0.00%